STAGECOACH FUNDS, INC.

    Balanced Fund, Diversified Equity Income Fund, Equity Value Fund, Growth Fund, International Equity Fund, Small Cap Fund and Strategic Growth Fund

                         Class A, Class B and Class C

                  SUPPLEMENT DATED DECEMBER 31, 1998 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 1998




                  Under  the  heading   "Additional   Purchase  and   Redemption
         Information," at page 64, the statement of additional information is supplemented as follows:

                  Investors in Norwest Advantage Funds. Class A shareholders of the Norwest Advantage Funds who redeem shares at net asset value may use the redemption proceeds to purchase Class A shares of the Stagecoach Funds at net asset value (without a sales charge). A reciprocal sales load waiver is available to the Class A shareholders of Stagecoach Funds, who may use redemption proceeds to purchase Class A shares of the Norwest Advantage Funds at net asset value.

                                STAGECOACH FUNDS, INC.

                                 Equity Index Fund

                                 Class A and Class B

                        SUPPLEMENT DATED DECEMBER 31, 1998 TO THE
                 STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 1998



                  Under  the  heading   "Additional   Purchase  and   Redemption
         Information," at page 33, the statement of additional information is supplemented as follows:

                  Investors in Norwest Advantage Funds. Class A shareholders of the Norwest Advantage Funds who redeem shares at net asset value may use the redemption proceeds to purchase Class A shares of the Stagecoach Funds at net asset value (without a sales charge). A reciprocal sales load waiver is available to the Class A shareholders of Stagecoach Funds, who may use redemption proceeds to purchase Class A shares of the Norwest Advantage Funds at net asset value.

                             STAGECOACH FUNDS, INC.

    Money Market Fund, California Tax-Free Money Market Fund, Government Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund

                                     Class A

                    SUPPLEMENT DATED DECEMBER 31, 1998 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 1998



                  Under  the  heading   "Additional   Purchase  and   Redemption
         Information," at page 42, the statement of additional information is supplemented as follows:

                  Investors in Norwest Advantage Funds. Class A shareholders of the Norwest Advantage Funds who redeem shares at net asset value may use the redemption proceeds to purchase Class A shares of the Stagecoach Funds at net asset value (without a sales charge). A reciprocal sales load waiver is available to the Class A shareholders of Stagecoach Funds, who may use redemption proceeds to purchase Class A shares of the Norwest Advantage Funds at net asset value.

                             STAGECOACH FUNDS, INC.

                             Prime Money Market Fund

                                     Class A

                    SUPPLEMENT DATED DECEMBER 31, 1998 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 1998



                  Under  the  heading   "Additional   Purchase  and   Redemption
         Information," at page 28, the statement of additional information is supplemented as follows:

                  Investors in Norwest Advantage Funds. Class A shareholders of the Norwest Advantage Funds who redeem shares at net asset value may use the redemption proceeds to purchase Class A shares of the Stagecoach Funds at net asset value (without a sales charge). A reciprocal sales load waiver is available to the Class A shareholders of Stagecoach Funds, who may use redemption proceeds to purchase Class A shares of the Norwest Advantage Funds at net asset value.

                             STAGECOACH FUNDS, INC.

                              Asset Allocation Fund
                              Index Allocation Fund
                         U.S. Government Allocation Fund

                          Class A, Class B and Class C

                    SUPPLEMENT DATED DECEMBER 31, 1998 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 1998



                  Under  the  heading   "Additional   Purchase  and   Redemption
         Information," at page 45, the statement of additional information is supplemented as follows:

                  Investors in Norwest Advantage Funds. Class A shareholders of the Norwest Advantage Funds who redeem shares at net asset value may use the redemption proceeds to purchase Class A shares of the Stagecoach Funds at net asset value (without a sales charge). A reciprocal sales load waiver is available to the Class A shareholders of Stagecoach Funds, who may use redemption proceeds to purchase Class A shares of the Norwest Advantage Funds at net asset value.

                             STAGECOACH FUNDS, INC.

                               Corporate Bond Fund
                 Short-Intermediate U.S. Government Income Fund
                              Strategic Income Fund
                           U.S. Government Income Fund
                          Variable Rate Government Fund

                          Class A, Class B and Class C

                    SUPPLEMENT DATED DECEMBER 31, 1998 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 15, 1998



                  Under  the  heading   "Additional   Purchase  and   Redemption
         Information," at page 48, the statement of additional information is supplemented as follows:

                  Investors in Norwest Advantage Funds. Class A shareholders of the Norwest Advantage Funds who redeem shares at net asset value may use the redemption proceeds to purchase Class A shares of the Stagecoach Funds at net asset value (without a sales charge). A reciprocal sales load waiver is available to the Class A shareholders of Stagecoach Funds, who may use redemption proceeds to purchase Class A shares of the Norwest Advantage Funds at net asset value.

                             STAGECOACH FUNDS, INC.

                              Arizona Tax-Free Fund
                          California Tax-Free Bond Fund
                         California Tax-Free Income Fund
                             National Tax-Free Fund
                              Oregon Tax-Free Fund

                          Class A, Class B and Class C

                    SUPPLEMENT DATED DECEMBER 31, 1998 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 15, 1998



                  Under  the  heading   "Additional   Purchase  and   Redemption
         Information," at page 58, the statement of additional information is supplemented as follows:

                  Investors in Norwest Advantage Funds. Class A shareholders of the Norwest Advantage Funds who redeem shares at net asset value may use the redemption proceeds to purchase Class A shares of the Stagecoach Funds at net asset value (without a sales charge). A reciprocal sales load waiver is available to the Class A shareholders of Stagecoach Funds, who may use redemption proceeds to purchase Class A shares of the Norwest Advantage Funds at net asset value.

                      [MORRISON & FOERSTER LLP LETTERHEAD]


                                December 31, 1998


                                                    Writer's Direct Dial Number
                                                           (202) 887-1537
Via EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

              Re:    Stagecoach Funds, Inc.
                     Registration Nos. 33-42927; 811-6419

Ladies and Gentlemen:

         In connection with the registration of Stagecoach Funds, Inc. under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to 17 C.F.R. 230.497(e), we are transmitting herewith for filing a supplement dated December 31, 1998 to the Statements of Additional Information dated August 1, 1998 for the Class A shares of the Stagecoach Equity Funds, Equity Index Fund, Money Market Funds, Prime Money Market Fund and Allocation Funds, and the Statements of Additional Information dated November 15, 1998 for the Class A shares of the Stagecoach Income Funds and Tax-Free Income Funds.

         This supplement is being filed to provide additional disclosure regarding net asset value purchases for the Class A shares of the Funds.

         If you have any questions, please contact the undersigned at the number indicated above.

                                                     Very truly yours,

                                                     /s/ Janis E. Fonda

                                                     Janis E. Fonda